Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (5,729)	£ (7,079)	£ (7,656)
Denominator
Weighted average number of ordinary shares used in basic EPS:	4,952,784,179	315,849,600	4,941,793
Basic and diluted loss per share:
Basic loss per share	£ (0.001)	£ (0.02)	£ (1.55)